Right of Use Asset and Lease Liability - Schedule of lease disclosures (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about right-of-use assets [Line Items]
Interest expense on lease liabilities	$ 663,768	$ 407,349
Total cash outflow for leases	2,674,182	2,722,539
Lease liabilities [Member]
Disclosure of quantitative information about right-of-use assets [Line Items]
Interest expense on lease liabilities	663,768	407,349
Total cash outflow for leases	$ 2,674,182	$ 2,807,457